Expense Example - Federated Hermes Institutional High Yield Bond Fund	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	56	176	307	689	51	160	280	628